UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc, is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 63.4%
Communications - 1.9%
1,500	Rogers Communications, Inc.	76,590
3,575	Verizon Communications, Inc.	175,711

		252,301

Consumer Durables - 0.9%
500	Polaris Industries, Inc.	46,245
900	Tupperware Brands Corp.	73,566

		119,811

Consumer Non-Durables - 6.0%
4,200	Coca-Cola Co.	169,848
1,325	General Mills, Inc.	65,336
300	Michael Kors Holdings, Ltd. *	17,037
1,300	NIKE, Inc.	76,713
2,275	PepsiCo, Inc.	179,975
1,650	Philip Morris International, Inc.	152,972
1,800	Procter & Gamble Co.	138,708

		800,589

Consumer Services - 2.6%
1,600	McDonald’s Corp.	159,504
900	News Corp.	27,468
950	Visa, Inc.	161,348

		348,320

Electronic Technology - 7.6%
550	Apple, Inc.	243,446
4,700	Applied Materials, Inc.	63,356
1,050	Avago Technologies, Ltd.	37,716
1,850	Broadcom Corp.	64,140
2,750	Ciena Corp. *	44,028
1,400	EMC Corp. *	33,446
2,400	Intel Corp.	52,440
1,185	International Business Machines Corp.	252,760
2,900	Qualcomm, Inc.	194,155
1,750	VeriFone Systems, Inc. *	36,190

		1,021,677

Energy Minerals - 5.0%
2,200	Chevron Corp.	261,404
475	Continental Resources, Inc. *	41,292
2,675	Marathon Petroleum Corp.	239,680
1,600	Occidental Petroleum Corp.	125,392

		667,768

Finance - 6.3%
1,175	ACE, Ltd.	104,540
1,225	Ameriprise Financial, Inc.	90,221
1,025	Discover Financial Services	45,961
650	Franklin Resources, Inc.	98,026
455	Goldman Sachs Group, Inc.	66,953

Quantity	Name of Issuer	Fair Value ($)
2,800	JPMorgan Chase & Co.	132,888
2,000	Marsh & McLennan Cos., Inc.	75,940
600	PartnerRe, Ltd.	55,866
1,200	US Bancorp	40,716
3,700	Wells Fargo & Co.	136,863

		847,974

Health Services - 1.9%
1,005	Express Scripts Holding Co. *	57,938
600	McKesson Corp.	64,776
2,225	UnitedHealth Group, Inc.	127,292

		250,006

Health Technology - 7.2%
575	Alexion Pharmaceuticals, Inc. *	52,980
775	Allergan, Inc.	86,513
700	Baxter International, Inc.	50,848
3,200	Bristol-Myers Squibb Co.	131,808
1,375	Celgene Corp. *	159,376
2,400	Gilead Sciences, Inc. *	117,432
140	Intuitive Surgical, Inc. *	68,767
700	Johnson & Johnson	57,071
3,200	Pfizer, Inc.	92,352
1,200	Stryker Corp.	78,288
900	Thermo Fisher Scientific, Inc.	68,841

		964,276

Industrial Services - 1.1%
1,425	Schlumberger, Ltd.	106,718
1,200	Seadrill, Ltd.	44,652

		151,370

Non-Energy Minerals - 0.4%
1,750	Freeport-McMoRan Copper & Gold, Inc.	57,925

Process Industries - 1.6%
115	CF Industries Holdings, Inc.	21,893
1,650	Ecolab, Inc.	132,297
475	Praxair, Inc.	52,982

		207,172

Producer Manufacturing - 5.9%
651	3M Co.	69,102
525	Caterpillar, Inc.	45,659
1,675	Danaher Corp.	104,101
1,000	Deere & Co.	85,980
300	Eaton Corp., PLC	18,375
1,625	Emerson Electric Co.	90,789
425	Flowserve Corp.	71,277
3,400	General Electric Co.	78,608
950	Honeywell International, Inc.	71,582
325	Precision Castparts Corp.	61,626
950	United Technologies Corp.	88,758

		785,857

See accompanying notes to schedule of investments.
MARCH 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)
Retail Trade - 5.8%
245	Amazon.com, Inc. *	65,290
477	Costco Wholesale Corp.	50,402
1,750	CVS Caremark Corp.	96,232
1,900	Dick’s Sporting Goods, Inc.	89,870
1,425	Home Depot, Inc.	99,436
725	Lululemon Athletica, Inc. *	45,204
2,100	Target Corp.	143,745
2,300	TJX Cos., Inc.	107,525
950	Wal-Mart Stores, Inc.	71,088

		768,792

Technology Services - 6.9%
1,425	Accenture, PLC	108,257
900	Cognizant Technology Solutions Corp. *	68,949
255	Google, Inc. *	202,478
1,400	Informatica Corp. *	48,258
3,300	Microsoft Corp.	94,413
4,600	Oracle Corp.	148,764
140	priceline.com, Inc. *	96,310
200	Salesforce.com, Inc. *	35,766
1,225	Teradata Corp. *	71,675
650	VMware, Inc. *	51,272

		926,142

Transportation - 1.3%
800	Union Pacific Corp.	113,928
625	United Parcel Service, Inc.	53,688

		167,616

Utilities - 1.0%
1,300	Kinder Morgan, Inc.	50,284
1,800	Wisconsin Energy Corp.	77,202

		127,486

Total Common Stocks (cost: $5,745,000)		8,465,082

Bonds - 32.2%
Asset-Backed Securities - 3.6%
19,354	Bayview Financial Acquisition Trust,
	2006-D 1A2, 5.66%, 12/28/36	19,779
84,224	Centex Home Equity,
	2004-D AF4, 4.68%, 6/25/32	88,007
	Citifinancial Mortgage Securities, Inc.:
27,670	2004-1 AF3, 3.77%, 4/25/34	28,309
61,262	2003-1 AF5, 4.78%, 1/25/33	63,269
46,534	Conseco Finance,
	2001-D M1, 1.55%, 11/15/32 [1]	44,932
34,668	First Franklin Mtge. Loan Asset-Backed Certs.,
	2005-FF2 M2, 0.64%, 3/25/35 [1]	33,917
16,393	Irwin Home Equity Corp.,
	2005-1 M1, 5.42%, 6/25/35	16,493

Principal Amount ($)	Name of Issuer	Fair Value ($)
31,734	New Century Home Equity Loan Trust,
	2005-A A4W, 5.00%, 8/25/35	29,657
4,018	Origen Manufactured Housing,
	2002-A A3, 6.17%, 5/15/32 [1]	4,093
75,000	RAAC Series,
	2005-SP2 1M1, 0.72%, 5/25/44 [1]	72,690
50,000	Residential Asset Mortgage Products, Inc.,
	2005-RZ3 A3, 0.60%, 9/25/35 [1]	47,748
18,391	Residential Asset Securities Corp.,
	2004 KS2 AI4, 4.18%, 12/25/31 [1]	18,785
16,670	Residential Funding Mortgage Securities II, Inc.,
	2003-HI2 A6, 4.76%, 7/25/28	16,299

		483,978

Collateralized Mortgage Obligations - 4.3%
20,966	Fannie Mae Grantor Trust,
	2004-T3, 1A3, 7.00%, 2/25/44	24,926
	Fannie Mae REMIC:
15,000	2013-35 A, 6.50%, 7/25/31	15,183
48,867	2009-30 AG, 6.50%, 5/25/39	54,683
15,000	2013-28 WD, 6.50%, 5/25/42	17,951
20,973	2010-108 AP, 7.00%, 9/25/40	23,851
	Freddie Mac REMIC:
31,874	7.00%, 11/15/29	34,518
64,764	7.50%, 6/15/30	76,416
83,672	Government National Mortgage Association,
	2005-74 HA, 7.50%, 9/16/35	96,258
5,976	Master Asset Securitization Trust,
	2003-4 CA1, 8.00%, 5/25/18	6,323
	Sequoia Mortgage Trust:
25,000	2013-4 A3, 1.55%, 4/25/43 [1]	24,801
45,991	2013-1 2A1, 1.86%, 2/25/43 [1]	45,196
49,882	2013-3 A2, 2.50%, 3/25/43 [1]	50,931
43,360	2012-4 A2, 3.00%, 9/25/42 [1]	44,717
54,163	Vendee Mortgage Trust,
	2008-1 B, 7.95%, 3/15/25 [1]	64,819

		580,573

Corporate Bonds - 9.0%
50,000	Berkshire Hathaway Finance Corp.,
	5.40%, 5/15/18	59,746
25,000	Coca-Cola Refreshments USA, Inc.,
	7.00%, 10/1/26	33,673
25,000	Comerica Bank (Subordinated),
	8.38%, 7/15/24	27,055
83,012	Continental Airlines 2009-1 Pass Thru Certs.,
	9.00%, 7/8/16	95,983
50,000	Google, Inc.,
	3.63%, 5/19/21	55,436
50,000	Microsoft Corp.,
	4.00%, 2/8/21	56,804
70,000	Northern States Power Co.,
	7.13%, 7/1/25	88,214

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer		Fair Value ($)
43,146	Northwest Airlines 1999-2 A Pass Thru Tr,
	7.58%, 3/1/19		46,597
75,000	Pacific Bell Telephone Co.,
	7.13%, 3/15/26		99,326
25,000	PacifiCorp,
	7.70%, 11/15/31		36,388
25,000	PartnerRe Finance B LLC,
	5.50%, 6/1/20		28,466
50,000	PepsiCo, Inc.,
	2.75%, 3/1/23		50,047
70,123	Procter & Gamble ESOP,
	9.36%, 1/1/21		92,744
50,000	Shell International Finance BV,
	4.30%, 9/22/19		57,916
50,000	South Carolina Electric & Gas Co.,
	6.50%, 11/1/18		62,932
50,000	State Street Capital Trust I,
	0.85%, 5/15/28 [1]		42,250
50,000	Statoil ASA,
	3.15%, 1/23/22		53,066
50,000	SunAmerica Financial Group, Inc.,
	6.63%, 2/15/29		60,802
50,000	Tosco Corp.,
	8.13%, 2/15/30		73,156
50,000	Toyota Motor Credit Corp.,
	2.63%, 1/10/23		50,003
21,000	Validus Holdings, Ltd.,
	8.88%, 1/26/40		28,021

			1,198,625

Federal Home Loan Mortgage Corporation - 2.4%
69,021	2.50%,	4/1/27	71,596
26,108	6.00%,	10/1/21	28,693
13,147	6.50%,	1/1/14	13,286
14,514	6.50%,	4/1/38	16,533
44,865	7.00%,	7/1/32	51,808
19,492	7.00%,	5/1/34	22,572
30,692	7.00%,	11/1/37	35,441
15,146	7.00%,	1/1/39	17,479
27,684	7.50%,	11/1/36	33,761
9,160	8.00%,	9/1/15	9,891
12,713	8.38%,	5/17/20	14,546

			315,606

Federal National Mortgage Association - 4.5%
60,610	6.50%,	5/1/36	68,478
61,367	6.63%,	11/1/30	71,303
48,532	6.63%,	1/1/31	56,390
23,964	7.00%,	12/1/32	27,895
46,565	7.00%,	3/1/33	51,514
32,925	7.00%,	12/1/36	39,678
21,478	7.00%,	11/1/38	25,301
54,427	7.23%,	12/1/30	63,192
6,367	7.50%,	6/1/32	7,803

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)
22,771	7.50%, 4/1/33	27,862
24,094	7.50%, 11/1/33	29,365
34,627	7.50%, 1/1/34	42,242
12,072	7.50%, 4/1/38	14,754
40,560	8.00%, 2/1/31	50,221
10,645	8.41%, 7/15/26	11,501
7,206	9.50%, 5/1/27	8,780

		596,279

Government National Mortgage Association - 2.7%
49,198	6.63%, 4/20/31	57,195
28,238	7.00%, 12/15/24	33,293
68,101	7.00%, 9/20/38	78,566
45,585	7.23%, 12/20/30	54,304
48,165	8.00%, 7/15/24	56,962
72,313	8.38%, 3/15/31	75,945
952	9.50%, 9/20/18	1,088

		357,353

Taxable Municipal Securities - 1.5%
	Academica Charter Schools:
60,000	7.18%, 8/15/13 [4]	59,607
100,000	8.00%, 8/15/24 [4]	84,034
50,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev.,
	8.75%, 8/15/27	56,884

		200,525

U.S. Government / Federal Agency Securities - 3.8%
	U.S. Treasury Note:
75,000	2.00%, 2/15/23	75,949
125,000	2.75%, 11/15/42	115,859
	U.S. Treasury Strips:
275,000	3.09%, 8/15/20 [6]	248,612
150,000	4.21%, 2/15/36 [6]	72,784

		513,204

Foreign Government Bonds - 0.4%
60,000	Province of Manitoba Canada,
	2.10%, 9/6/22	59,271

Total Bonds
(cost: $4,107,996)		4,305,414

Closed-End Mutual Funds - 0.3%
4,300	American Strategic Income Portfolio, Inc. II	38,227

Total Closed-End Mutual Funds
(cost: $39,673)		38,227

Total Investments in Securities - 95.9%
(cost: $9,892,669)		12,808,723
Other Assets and Liabilities, net - 4.1%		543,860

Total Net Assets - 100.0%		$13,352,583

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of March 31, 2013.

[4]

144A Restricted Security. The total value of such as of March 31, 2013 was $143,641 and represented 1.1% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

See accompanying notes to schedule of investments.
MARCH 31, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Balanced Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	8,465,082	—	—	8,465,082
Asset-Backed Securities	—	483,978	—	483,978
Collateralized Mortgage Obligations	—	580,573	—	580,573
Corporate Bonds	—	1,198,625	—	1,198,625
Federal Home Loan Mortgage Corporation	—	315,606	—	315,606
Federal National Mortgage Association	—	596,279	—	596,279
Government National Mortgage Association	—	357,353	—	357,353
Taxable Municipal Securities	—	200,525	—	200,525
U.S. Government / Federal Agency Securities	—	513,204	—	513,204
Foreign Government Bonds	—	59,271	—	59,271
Closed-End Mutual Funds	38,227	—	—	38,227
Total:	8,503,309	4,305,414	—	12,808,723

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 96.7%
Commercial Services - 0.7%
116,700	Moody’s Corp.	6,222,444

Communications - 3.6%
220,800	Rogers Communications, Inc.	11,274,048
447,700	Verizon Communications, Inc.	22,004,455

		33,278,503

Consumer Durables - 3.4%
163,600	Snap-On, Inc.	13,529,720
140,650	Stanley Black & Decker, Inc.	11,388,430
88,200	Tupperware Brands Corp.	7,209,468

		32,127,618

Consumer Non-Durables - 9.6%
93,400	Coach, Inc.	4,669,066
50,300	Colgate-Palmolive Co.	5,936,909
70,750	Diageo, PLC, ADR	8,903,180
213,000	General Mills, Inc.	10,503,030
154,100	NIKE, Inc.	9,093,441
242,200	PepsiCo, Inc.	19,160,442
139,600	Philip Morris International, Inc.	12,942,316
247,000	Procter & Gamble Co.	19,033,820

		90,242,204

Consumer Services - 1.8%
103,000	McDonald’s Corp.	10,268,070
111,795	Viacom, Inc.	6,883,218

		17,151,288

Electronic Technology - 9.5%
20,875	Apple, Inc.	9,239,901
356,600	Applied Materials, Inc.	4,806,968
188,000	Avago Technologies, Ltd.	6,752,960
214,000	Broadcom Corp.	7,419,380
468,800	Intel Corp.	10,243,280
124,300	International Business Machines Corp.	26,513,190
92,400	Linear Technology Corp.	3,545,388
244,400	Qualcomm, Inc.	16,362,580
100,400	TE Connectivity, Ltd.	4,209,772

		89,093,419

Energy Minerals - 9.0%
261,000	Chevron Corp.	31,012,020
70,650	EQT Corp.	4,786,538
261,200	Marathon Oil Corp.	8,807,664
150,500	Marathon Petroleum Corp.	13,484,800
221,400	Occidental Petroleum Corp.	17,351,118
137,350	Royal Dutch Shell, PLC, ADR	9,177,727

		84,619,867

Finance - 15.2%
133,000	ACE, Ltd.	11,833,010

Quantity	Name of Issuer	Fair Value ($)
122,850	Allstate Corp.	6,028,250
159,700	Ameriprise Financial, Inc.	11,761,905
187,700	First Republic Bank	7,248,974
70,600	Franklin Resources, Inc.	10,647,186
55,400	Goldman Sachs Group, Inc.	8,152,110
368,700	JPMorgan Chase & Co.	17,498,502
361,900	Marsh & McLennan Cos., Inc.	13,741,343
89,900	PartnerRe, Ltd.	8,370,589
402,600	PennantPark Investment Corp.	4,545,354
124,000	Travelers Cos., Inc.	10,439,560
308,300	US Bancorp	10,460,619
220,800	Validus Holdings, Ltd.	8,251,296
350,500	Wells Fargo & Co.	12,964,995

		141,943,693

Health Services - 2.5%
156,900	Cardinal Health, Inc.	6,530,178
65,100	McKesson Corp.	7,028,196
172,850	UnitedHealth Group, Inc.	9,888,748

		23,447,122

Health Technology - 11.0%
170,200	Abbott Laboratories	6,011,464
175,900	Baxter International, Inc.	12,777,376
253,500	Bristol-Myers Squibb Co.	10,441,665
193,900	Covidien, PLC	13,154,176
224,300	Johnson & Johnson	18,287,179
311,500	Merck & Co., Inc.	13,777,645
633,100	Pfizer, Inc.	18,271,266
160,800	Stryker Corp.	10,490,592

		103,211,363

Industrial Services - 2.1%
108,250	National Oilwell Varco, Inc.	7,658,688
90,400	Oceaneering International, Inc.	6,003,464
161,100	Seadrill, Ltd.	5,994,531

		19,656,683

Non-Energy Minerals - 0.6%
169,500	Freeport-McMoRan Copper & Gold, Inc.	5,610,450

Process Industries - 0.8%
170,703	International Paper Co.	7,951,346

Producer Manufacturing - 9.7%
73,500	3M Co.	7,813,785
103,500	ADT Corp.	5,065,290
78,100	Autoliv, Inc.	5,399,834
76,900	Deere & Co.	6,611,862
97,100	Eaton Corp., PLC	5,947,375
194,500	Emerson Electric Co.	10,866,715
31,500	Flowserve Corp.	5,282,865
448,200	General Electric Co.	10,362,384
189,100	Honeywell International, Inc.	14,248,685

See accompanying notes to schedule of investments.
MARCH 31, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
256,800	Tyco International, Ltd.	8,217,600
115,400	United Technologies Corp.	10,781,822

		90,598,217

Retail Trade - 5.6%
223,800	CVS Caremark Corp.	12,306,762
136,700	Home Depot, Inc.	9,538,926
174,200	Target Corp.	11,923,990
173,500	TJX Cos., Inc.	8,111,125
140,500	Wal-Mart Stores, Inc.	10,513,615

		52,394,418

Technology Services - 4.9%
184,100	Accenture, PLC	13,986,077
115,850	Automatic Data Processing, Inc.	7,532,567
540,200	Microsoft Corp.	15,455,122
287,200	Oracle Corp.	9,288,048

		46,261,814

Transportation - 2.6%
110,400	CH Robinson Worldwide, Inc.	6,564,384
67,300	Union Pacific Corp.	9,584,193
94,600	United Parcel Service, Inc.	8,126,140

		24,274,717

Utilities - 4.1%
338,400	Kinder Morgan, Inc.	13,089,312
133,900	NextEra Energy, Inc.	10,401,352
154,200	UGI Corp.	5,919,738
200,200	Wisconsin Energy Corp.	8,586,578

		37,996,980

Total Common Stocks
(cost: $751,546,568)		906,082,146

Quantity	Name of Issuer	Fair Value ($)
Closed-End Mutual Funds - 1.7%
323,300	Kayne Anderson MLP Investment Co.	11,224,976
142,100	Tortoise Energy Capital Corp.	4,635,302

Total Closed-End Mutual Funds
(cost: $13,393,416)		15,860,278

Total Investments in Securities—98.4%
(cost: $764,939,984)		921,942,424
Other Assets and Liabilities, net—1.6%		15,064,366

Total Net Assets—100.0%		$937,006,790

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    ADR — American Depositary Receipt

    PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	906,082,146	—	—	906,082,146
Closed-End Mutual Funds	15,860,278	—	—	15,860,278
Total:	921,942,424	—	—	921,942,424

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.2%
Asia - 6.5%
Australia - 2.8%
3,750	BHP Billiton, Ltd., ADR	256,612
1,300	Westpac Banking Corp., ADR	209,378

		465,990

China/Hong Kong - 1.2%
3,775	HSBC Holdings, PLC, ADR	201,358

Japan - 1.9%
6,300	Komatsu, Ltd.	150,679
5,200	Seven & I Holdings Co., Ltd.	172,533

		323,212

Singapore - 0.6%
2,700	Avago Technologies, Ltd.	96,984

Europe - 28.7%
France - 0.9%
2,000	Schlumberger, Ltd.	149,780

Germany - 1.8%
1,035	Muenchener Rueckver	193,988
530	Volkswagen AG	105,562

		299,550

Ireland - 3.7%
2,250	Accenture, PLC	170,932
5,025	Covidien, PLC	340,896
1,625	Eaton Corp., PLC	99,531

		611,359

Italy - 0.5%
3,850	Eni SpA	86,196

Norway - 1.5%
6,900	Seadrill, Ltd.	256,749

Spain - 2.0%
8,300	Banco Bilbao Vizcaya Argentaria SA, ADR	72,791
1,920	Inditex SA	255,861

		328,652

Sweden - 0.8%
1,800	Autoliv, Inc.	124,452

Switzerland - 5.2%
1,700	ACE, Ltd.	151,249
3,850	Nestle SA	278,642
126	SGS SA	309,253
1,600	Syngenta AG, ADR	134,000

		873,144

United Kingdom - 12.3%
3,170	British American Tobacco, PLC	169,984
10,000	Burberry Group, PLC	202,451
86,600	Centrica, PLC	484,761

Quantity	Name of Issuer	Fair Value ($)
1,950	Diageo, PLC, ADR	245,388
8,500	GlaxoSmithKline, PLC, ADR	398,735
15,300	Pearson, PLC, ADR	275,247
4,300	Royal Dutch Shell, PLC, ADR	287,326

		2,063,892

North America - 62.0%
Bermuda - 0.8%
1,400	PartnerRe, Ltd.	130,354

Canada - 1.5%
5,000	Rogers Communications, Inc.	255,300

United States - 59.7%
1,350	3M Co.	143,518
900	Allstate Corp.	44,163
550	Apple, Inc.	243,446
1,950	Automatic Data Processing, Inc.	126,789
2,400	Baxter International, Inc.	174,336
3,100	Bristol-Myers Squibb Co.	127,689
2,400	Broadcom Corp.	83,208
2,600	Cardinal Health, Inc.	108,212
2,400	Caterpillar, Inc.	208,728
3,750	Chevron Corp.	445,575
3,800	CVS Caremark Corp.	208,962
1,925	Deere & Co.	165,512
3,800	Emerson Electric Co.	212,306
950	Franklin Resources, Inc.	143,270
2,475	Freeport-McMoRan Copper & Gold, Inc.	81,922
2,650	General Mills, Inc.	130,672
600	Goldman Sachs Group, Inc.	88,290
3,200	Home Depot, Inc.	223,296
2,975	Honeywell International, Inc.	224,166
6,600	Intel Corp.	144,210
1,350	International Business Machines Corp.	287,955
3,100	International Paper Co.	144,398
4,200	Johnson & Johnson	342,426
5,800	JPMorgan Chase & Co.	275,268
6,950	Kinder Morgan, Inc.	268,826
2,600	Marathon Petroleum Corp.	232,960
5,600	Marsh & McLennan Cos., Inc.	212,632
3,450	McDonald’s Corp.	343,930
4,600	Merck & Co., Inc.	203,458
9,000	Microsoft Corp.	257,490
1,950	Moody’s Corp.	103,974
2,975	Occidental Petroleum Corp.	233,151
2,100	Oracle Corp.	67,914
3,150	PepsiCo, Inc.	249,196
11,800	Pfizer, Inc.	340,548
2,650	Philip Morris International, Inc.	245,682
2,000	Procter & Gamble Co.	154,120
3,200	Qualcomm, Inc.	214,240
1,800	Snap-On, Inc.	148,860

See accompanying notes to schedule of investments.
MARCH 31, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
1,625	Stanley Black & Decker, Inc.	131,576
3,200	Target Corp.	219,040
3,750	TJX Cos., Inc.	175,312
1,600	Travelers Cos., Inc.	134,704
2,100	Tupperware Brands Corp.	171,654
950	Union Pacific Corp.	135,290
2,725	United Parcel Service, Inc.	234,078
2,125	United Technologies Corp.	198,540
7,200	US Bancorp	244,296
8,500	Verizon Communications, Inc.	417,775
1,100	Wal-Mart Stores, Inc.	82,313
4,850	Wells Fargo & Co.	179,402

		9,979,278

Total Common Stocks
(cost: $13,653,662)		16,246,250

Closed-End Mutual Funds—1.2%
3,400	Kayne Anderson MLP Investment Co.	118,048
2,500	Tortoise Energy Capital Corp.	81,550

Total Closed-End Mutual Funds
(cost: $148,353)		199,598
Total Investments in Securities—98.4%
(cost: $13,802,015)		16,445,848
Other Assets and Liabilities, net—1.6%		273,494

Total Net Assets—100.0%		$16,719,342

Numeric footnotes not disclosed are not applicable to this Schedule of Investments

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	13.7%
Health Technology	11.5
Energy Minerals	10.6
Producer Manufacturing	9.1
Consumer Non-Durables	8.8
Retail Trade	7.7
Electronic Technology	6.4
Consumer Durables	4.9
Communications	4.0
Technology Services	3.7
Consumer Services	3.7
Commercial Services	2.5
Industrial Services	2.4
Transportation	2.2
Non-Energy Minerals	2.0
Process Industries	1.7
Utilities	1.6
Health Services	0.7
Closed-End Mutual Funds	1.2

98.4
Other Assets and Liabilities, net	1.6

100.0%

    ADR — American Depositary Receipt

    MLP — Master Limited Partnership

    PLC — Public Limited Company

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	465,990	—	—	465,990
Bermuda	130,354	—	—	130,354
Canada	255,300	—	—	255,300
China/Hong Kong	201,358	—	—	201,358
France	149,780	—	—	149,780
Germany	—	299,550	—	299,550
Ireland	611,359	—	—	611,359
Italy	—	86,196	—	86,196
Japan	—	323,212	—	323,212
Norway	256,749	—	—	256,749
Singapore	96,984	—	—	96,984
Spain	72,791	255,861	—	328,652
Sweden	124,452	—	—	124,452
Switzerland	285,249	587,895	—	873,144
United Kingdom	1,206,696	857,196	—	2,063,892
United States	9,979,278	—	—	9,979,278
	13,836,340	2,409,910	—	16,246,250
Closed-End Mutual Funds	199,598	—	—	199,598
Total:	14,035,938	2,409,910	—	16,445,848

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 98.3%
Communications - 2.1%
13,150	SBA Communications Corp. *	947,063
32,200	TW Telecom, Inc. *	811,118

		1,758,181

Consumer Durables - 6.8%
8,000	Fossil, Inc. *	772,800
18,000	Polaris Industries, Inc.	1,664,820
21,100	Snap-On, Inc.	1,744,970
18,700	Tupperware Brands Corp.	1,528,538

		5,711,128

Consumer Non-Durables - 4.9%
56,900	Iconix Brand Group, Inc. *	1,472,003
35,600	Schweitzer-Mauduit International, Inc.	1,378,788
54,000	Vera Bradley, Inc. *	1,276,020

		4,126,811

Consumer Services - 4.9%
18,000	Buffalo Wild Wings, Inc. *	1,575,540
45,300	Dunkin’ Brands Group, Inc.	1,670,664
15,500	Life Time Fitness, Inc. *	663,090
9,000	Lions Gate Entertainment Corp. *	213,929

		4,123,223

Electronic Technology - 6.7%
9,750	3D Systems Corp. *	314,340
57,300	Ciena Corp. *	917,373
4,400	F5 Networks, Inc. *	391,952
17,700	MICROS Systems, Inc. *	805,527
51,500	Skyworks Solutions, Inc. *	1,134,545
15,800	Synaptics, Inc. *	642,902
19,200	Veeco Instruments, Inc. *	735,936
17,800	VeriFone Systems, Inc. *	368,104
20,100	Volterra Semiconductor Corp. *	285,420

		5,596,099

Energy Minerals - 4.2%
47,200	Gulfport Energy Corp. *	2,163,176
66,300	Northern Oil and Gas, Inc. *	953,394
11,800	Western Refining, Inc.	417,838

		3,534,408

Finance - 10.3%
10,800	Affiliated Managers Group, Inc. *	1,658,556
13,000	Allied World Assurance Co. Holdings AG	1,205,360
26,000	Axis Capital Holdings, Ltd.	1,082,120
24,400	First Republic Bank/CA	942,328
17,000	Signature Bank/New York NY *	1,338,920
12,650	Stifel Financial Corp. *	438,576
38,500	TCF Financial Corp.	575,960

Quantity	Name of Issuer	Fair Value ($)
14,400	Texas Capital Bancshares, Inc. *	582,480
22,400	Validus Holdings, Ltd.	837,088

		8,661,388

Health Services - 2.7%
10,200	Advisory Board Co. *	535,704
23,000	HMS Holdings Corp. *	624,450
10,400	Stericycle, Inc. *	1,104,272

		2,264,426

Health Technology - 11.8%
18,700	Alexion Pharmaceuticals, Inc. *	1,723,018
14,600	Celgene Corp. *	1,692,286
11,400	Cubist Pharmaceuticals, Inc. *	533,748
18,700	Haemonetics Corp. *	779,042
1,900	HeartWare International, Inc. *	168,017
2,450	Intuitive Surgical, Inc. *	1,203,416
15,200	NuVasive, Inc. *	323,912
18,400	PerkinElmer, Inc.	618,976
9,100	Techne Corp.	617,435
26,600	Thoratec Corp. *	997,500
21,000	Tornier NV *	395,850
37,100	Volcano Corp. *	825,846

		9,879,046

Industrial Services - 6.3%
13,200	Atwood Oceanics, Inc. *	693,528
27,400	Chicago Bridge & Iron Co. NV	1,701,540
5,200	Core Laboratories NV	717,184
11,700	Lufkin Industries, Inc.	776,763
39,100	Waste Connections, Inc.	1,406,818

		5,295,833

Non-Energy Minerals - 1.6%
12,700	Haynes International, Inc.	702,310
50,600	Stillwater Mining Co. *	654,258

		1,356,568

Process Industries - 3.5%
18,600	American Vanguard Corp.	568,044
6,400	CF Industries Holdings, Inc.	1,218,368
19,000	Olin Corp.	479,180
15,900	Scotts Miracle-Gro Co.	687,516

		2,953,108

Producer Manufacturing - 12.1%
6,400	AGCO Corp.	333,568
31,600	AMETEK, Inc.	1,370,176
18,800	Applied Industrial Technologies, Inc.	846,000
14,000	CLARCOR, Inc.	733,320
12,800	Crane Co.	715,008
6,600	Esterline Technologies Corp. *	499,620
25,500	IDEX Corp.	1,362,210

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
14,000	Lincoln Electric Holdings, Inc.	758,520
8,400	MSC Industrial Direct Co., Inc.	720,552
8,000	Proto Labs, Inc. *	392,800
46,000	Trimble Navigation, Ltd. *	1,378,160
10,000	Wabtec Corp.	1,021,100

		10,131,034

Retail Trade - 5.8%
23,000	Casey’s General Stores, Inc.	1,340,900
28,600	Dick’s Sporting Goods, Inc.	1,352,780
17,400	Lululemon Athletica, Inc. *	1,084,890
14,100	Ulta Salon Cosmetics & Fragrance, Inc. *	1,144,497

		4,923,067

Technology Services - 11.7%
25,000	ANSYS, Inc. *	2,035,500
7,900	Citrix Systems, Inc. *	570,064
18,600	Concur Technologies, Inc. *	1,277,076
34,500	Informatica Corp. *	1,189,215
14,100	Solera Holdings, Inc.	822,453
22,500	Syntel, Inc.	1,519,200
21,700	Ultimate Software Group, Inc. *	2,260,272
4,300	ValueClick, Inc. *	127,065

		9,800,845

Quantity	Name of Issuer	Fair Value ($)
Transportation - 1.6%
18,900	Hub Group, Inc. *	726,894
38,100	Knight Transportation, Inc.	613,410

		1,340,304

Utilities - 1.3%
6,300	ITC Holdings Corp.	562,338
13,100	UGI Corp.	502,909

		1,065,247

Total Common Stocks
(cost: $57,580,839)		82,520,716

Total Investments in Securities—98.3%
(cost: $57,580,839)		82,520,716
Other Assets and Liabilities, net—1.7%		1,424,948

Total Net Assets—100.0%		$83,945,664

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	82,520,716	—	—	82,520,716
Total:	82,520,716	—	—	82,520,716

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
MARCH 31, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.0%
Africa/Middle East - 1.6%
Israel - 0.6%
3,200	Teva Pharmaceutical Industries, Ltd., ADR	126,976

South Africa - 1.0%
4,500	Sasol, Ltd., ADR	199,530

Asia - 23.8%
Australia - 5.9%
7,700	Australia & New Zealand Banking Group, Ltd.	229,647
18,800	BHP Billiton, Ltd.	642,678
2,400	Rio Tinto, PLC, ADR	112,992
1,600	Westpac Banking Corp., ADR	257,696

		1,243,013

China/Hong Kong - 4.1%
33,950	HSBC Holdings, PLC	364,615
9,860	HSBC Holdings, PLC	105,203
8,900	New Oriental Education & Tech. Group, ADR	160,200
8,880	Standard Chartered, PLC	230,580

		860,598

Japan - 10.8%
48,000	Daicel Corp.	375,706
700	Fanuc, Ltd.	107,779
13,800	Honda Motor Co., Ltd.	531,445
14,100	Komatsu, Ltd.	337,234
18,000	Kubota Corp.	261,196
4,800	Makita Corp.	213,992
6,500	Seven & I Holdings Co., Ltd.	215,667
1,100	SMC Corp.	213,607

		2,256,626

Singapore - 1.6%
3,200	Avago Technologies, Ltd.	114,944
17,000	DBS Group Holdings, Ltd.	220,028

		334,972

South Korea - 1.4%
440	Samsung Electronics Co., Ltd., GDR	295,680

Europe - 63.3%
Denmark - 0.9%
1,200	Novo Nordisk A/S	193,419

France - 5.5%
3,330	BNP Paribas	171,221
2,800	Dassault Systemes SA	323,960
6,815	Ingenico	403,956
3,450	Schlumberger, Ltd.	258,370

		1,157,507

Germany - 7.0%
2,930	Adidas AG	304,572
2,575	Allianz SE	351,031
1,890	Muenchener Rueckver	354,239

Quantity	Name of Issuer	Fair Value ($)
865	Rational AG	260,122
1,015	Volkswagen AG	202,160

		1,472,124

Ireland - 1.8%
5,525	Covidien, PLC	374,816

Italy - 2.1%
4,850	Eni SpA	108,584
18,500	Prada SpA	188,776
3,600	Tenaris SA, ADR	146,808

		444,168

Netherlands - 2.2%
3,696	ASML Holding NV	251,365
29,400	ING Groep NV *	211,547

		462,912

Norway - 2.0%
11,100	Seadrill, Ltd.	413,031

Spain - 2.4%
9,600	Banco Bilbao Vizcaya Argentaria SA, ADR	84,191
3,165	Inditex SA	421,771

		505,962

Sweden - 1.0%
3,000	Autoliv, Inc.	207,420

Switzerland - 15.5%
8,000	Credit Suisse Group AG, ADR	209,600
9,525	Nestle SA	689,368
4,900	Novartis AG	349,233
2,050	Roche Holding AG	477,902
196	SGS SA	481,060
1,925	Sulzer AG	329,406
360	Swatch Group AG	209,879
1,200	Syngenta AG	502,150

		3,248,598

United Kingdom - 22.9%
12,470	British American Tobacco, PLC	668,676
15,170	Burberry Group, PLC	307,118
115,600	Centrica, PLC	647,094
5,050	Diageo, PLC, ADR	635,492
13,975	GlaxoSmithKline, PLC, ADR	655,567
28,500	Pearson, PLC, ADR	512,715
5,810	Reckitt Benckiser Group, PLC	417,146
10,700	Royal Dutch Shell, PLC, ADR	714,974
86,330	Vodafone Group, PLC	244,978

		4,803,760

Latin America - 2.3%
Argentina - 0.7%
1,575	MercadoLibre, Inc.	152,082

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
Brazil - 1.0%
4,100	AGCO Corp.	213,692

Peru - 0.6%
3,100	Southern Copper Corp.	116,485

North America - 6.0%
Bermuda - 1.8%
4,150	PartnerRe, Ltd.	386,406

Canada - 4.2%
2,100	Canadian National Railway Co.	210,630
3,000	Lululemon Athletica, Inc. *	187,050
4,500	Rogers Communications, Inc.	229,770
4,100	Royal Bank of Canada	247,230

		874,680

Total Common Stocks
(cost: $15,792,978)		20,344,457

Total Investments in Securities - 97.0%
(cost: $15,792,978)		20,344,457
Other Assets and Liabilities, net - 3.0%		637,844

Total Net Assets - 100.0%		$20,982,301

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.3%
Producer Manufacturing	12.7
Consumer Non-Durables	11.5
Health Technology	10.4
Energy Minerals	8.0
Consumer Durables	5.4
Electronic Technology	5.1
Retail Trade	5.0
Process Industries	4.2
Non-Energy Minerals	4.2
Industrial Services	3.9
Consumer Services	3.2
Commercial Services	2.3
Communications	2.3
Technology Services	1.5
Transportation	1.0

97.0
Other Assets and Liabilities, net	3.0

100.0%

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

See accompanying notes to schedule of investments.
MARCH 31, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to schedule of investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	152,082	—	—	152,082
Australia	370,688	872,325	—	1,243,013
Bermuda	386,406	—	—	386,406
Brazil	213,692	—	—	213,692
Canada	874,680	—	—	874,680
China/Hong Kong	160,200	700,398	—	860,598
Denmark	—	193,419	—	193,419
France	258,370	899,137	—	1,157,507
Germany	—	1,472,124	—	1,472,124
Ireland	374,816	—	—	374,816
Israel	126,976	—	—	126,976
Italy	146,808	297,360	—	444,168
Japan	—	2,256,626	—	2,256,626
Netherlands	251,365	211,547	—	462,912
Norway	413,031	—	—	413,031
Peru	116,485	—	—	116,485
Singapore	114,944	220,028	—	334,972
South Africa	199,530	—	—	199,530
South Korea	295,680	—	—	295,680
Spain	84,191	421,771	—	505,962
Sweden	207,420	—	—	207,420
Switzerland	209,600	3,038,998	—	3,248,598
United Kingdom	2,518,748	2,285,012	—	4,803,760
Total:	7,475,712	12,868,745	—	20,344,457

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 98.9%
Africa/Middle East - 8.9%
Israel - 1.0%
3,300	NICE Systems, Ltd., ADR *	121,539

South Africa - 7.9%
7,300	Bidvest Group, Ltd.	192,428
11,500	MTN Group, Ltd.	202,081
4,550	Naspers, Ltd.	283,493
5,800	Sasol, Ltd., ADR	257,172

		935,174

Asia - 57.9%
Australia - 4.3%
5,525	BHP Billiton, Ltd., ADR	378,076
2,300	Rio Tinto, Ltd.	137,958

		516,034

China/Hong Kong - 21.7%
160,000	Belle International Holdings, Ltd.	267,337
4,200	China Life Insurance Co., Ltd., ADR	165,564
31,000	China Mengniu Dairy Co., Ltd.	88,958
104,000	China Oilfield Services, Ltd.	218,584
53,000	China Shenhua Energy Co., Ltd.	193,378
3,600	China Unicom Hong Kong, Ltd., ADR	48,527
1,850	CNOOC, Ltd., ADR	354,275
36,000	ENN Energy Holdings, Ltd.	199,378
29,500	Hengan International Group Co., Ltd.	289,407
8,900	New Oriental Education & Tech. Group, ADR	160,200
66,000	PetroChina Co., Ltd.	86,913
9,100	Tencent Holdings, Ltd.	291,060
149,000	Travelsky Technology, Ltd.	98,191
81,000	Want Want China Holdings, Ltd.	124,777

		2,586,549

India - 2.3%
4,400	ICICI Bank, Ltd., ADR	188,760
3,200	Reliance Industries, Ltd., GDR [4]	91,013

		279,773

Indonesia - 2.8%
409,000	Astra International Tbk PT	333,731

Philippines - 1.7%
207,700	Manila Water Co., Inc.	204,036

Singapore - 1.1%
10,000	DBS Group Holdings, Ltd.	129,428

Quantity	Name of Issuer	Fair Value ($)
South Korea - 14.5%
13,655	Cheil Worldwide, Inc. *	295,976
760	E-Mart Co., Ltd.	150,293
425	Hyundai Mobis	119,308
6,317	Industrial Bank of Korea	72,776
1,100	POSCO, ADR	81,081
510	Samsung Electronics Co., Ltd.	695,146
8,500	Shinhan Financial Group Co., Ltd.	305,939

		1,720,519

Taiwan - 4.3%
43,856	Cathay Financial Holding Co., Ltd.	60,503
29,860	Hon Hai Precision Industry Co., Ltd., GDR	166,470
83,482	Taiwan Semiconductor Co.	279,603

		506,576

Thailand - 5.2%
8,900	Advanced Info Service PCL	71,903
46,800	Bangkok Bank PCL	362,357
256,084	Siam Global House PCL	183,220

		617,480

Europe - 1.3%
Russia - 1.3%
18,550	Gazprom OAO, ADR	158,624

Latin America - 30.8%
Argentina - 1.2%
1,500	MercadoLibre, Inc.	144,840

Brazil - 22.8%
5,525	AGCO Corp.	287,963
10,000	Arcos Dorados Holdings, Inc.	132,000
22,635	Banco Bradesco SA	381,847
6,000	Cia Brasileira de Distribuicao Grupo Pao de
	Acucar, ADR	319,680
12,000	Cia de Bebidas das Americas, ADR	507,960
9,450	Embraer SA, ADR	337,082
21,500	Petrobras	195,450
9,250	Telefonica Brasil SA, ADR	246,790
17,400	Vale SA, ADR	300,846

		2,709,618

Chile - 1.8%
7,250	Banco Santander Chile, ADR	206,415

Mexico - 2.7%
6,000	America Movil SAB de CV, ADR	125,759
2,500	Grupo Televisa SA, ADR	66,525
39,700	Wal-Mart de Mexico	129,532

		321,816

See accompanying notes to schedule of investments.
MARCH 31, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Developing Markets Growth Fund (Continued)

Quantity Name of Issuer	Fair Value ($)
Peru - 2.3%
7,350 Southern Copper Corp.	276,143

Total Common Stocks
(cost: $8,490,099)	11,768,295

Total Investments in Securities—98.9%
(cost: $8,490,099)	11,768,295
Other Assets and Liabilities, net—1.1%	126,767

Total Net Assets - 100.0%	$11,895,062

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such as of March 31, 2013 was $91,013 and represented 0.8% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.8%
Energy Minerals	11.2
Consumer Non-Durables	10.8
Electronic Technology	10.6
Non-Energy Minerals	9.9
Producer Manufacturing	8.1
Consumer Services	7.8
Retail Trade	7.8
Communications	5.8
Utilities	3.4
Commercial Services	2.5
Technology Services	2.4
Industrial Services	1.8
Consumer Durables	1.0

98.9
Other Assets and Liabilities, net	1.1

100.0%

    ADR — American Depositary Receipt

    GDR — Global Depositary Receipt

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	144,840	—	—	144,840
Australia	378,076	137,958	—	516,034
Brazil	2,709,618	—	—	2,709,618
Chile	206,415	—	—	206,415
China/Hong Kong	728,566	1,857,983	—	2,586,549
India	279,773	—	—	279,773
Indonesia	—	333,731	—	333,731
Israel	121,539	—	—	121,539
Mexico	321,816	—	—	321,816
Peru	276,143	—	—	276,143
Philippines	—	204,036	—	204,036
Russia	—	158,624	—	158,624
Singapore	—	129,428	—	129,428
South Africa	257,172	678,002	—	935,174
South Korea	81,081	1,639,438	—	1,720,519
Taiwan	166,470	340,106	—	506,576
Thailand	71,903	545,577	—	617,480
	5,743,412	6,024,883	—	11,768,295
Total:	5,743,412	6,024,883	—	11,768,295

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
MARCH 31, 2013	17

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events ocurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of March 31, 2013 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

At March 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$3,044,849	$(128,795)	$2,916,054	$9,892,669
Dividend Growth	164,151,218	(7,148,778)	157,002,440	764,939,984
Global Dividend Growth	2,859,443	(215,610)	2,643,833	13,802,015
Small Cap Growth	27,836,434	(2,896,557)	24,939,877	57,580,839
International Growth	4,798,447	(246,968)	4,551,479	15,792,978
Developing Markets Growth	3,770,210	(492,014)	3,278,196	8,490,099

19

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	April 26, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	April 26, 2013